FAIR VALUE OF FINANCIAL INSTRUMENTS - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Net deferred loss	$ (69,000,000)	$ (391,000,000)
Cash included in cash and cash equivalents	4,500,000,000	3,800,000,000
Short-term deposits, classified as cash equivalents	635,000,000	454,000,000
Financial assets transferred from Level 1 to Level 2	0	0
Pre-tax net unrealized gains	(706,000,000)	278,000,000
Cash flow hedges
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Pre-tax net unrealized gains	42,000,000	149,000,000
Net investment hedges
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Pre-tax net unrealized gains	(748,000,000)	129,000,000
Elected for hedge accounting | Cash flow hedges
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Reserve of cash flow hedges	349,000,000	260,000,000
Elected for hedge accounting | Net investment hedges
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Unrealized gains on hedging instrument, fair value hedges	676,000,000	236,000,000
Unrealized Available-for-Sale Gain
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Unrealized gains and losses relating to the fair value of available-for-sale securities	26,000,000	286,000,000
Unrealized Available-for-Sale Loss
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Unrealized gains and losses relating to the fair value of available-for-sale securities	$ 0	$ (28,000,000)